Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
6.	PROPERTY AND EQUIPMENT, NET
Property and equipment, net consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Computer equipment	792,586	781,377
Office equipment	197,160	184,228
Vehicles	4,171	3,584
Construction in progress	—	547,384
Leasehold improvement	135,757	135,977
Less: accumulated depreciation	(956,884)	(993,401)
Exchange difference	194	(116)

	172,984	659,033

Depreciation expenses charged to the consolidated statements of operations for the years ended December 31, 2021, 2022 and 2023 were RMB155,537, RMB107,015 and RMB74,492, respectively. As of December 31, 2023, constructions in progress in the amount of RMB547,384 were primarily relating to the construction of office buildings.